Transaction with JD.com, Inc. (Tables)	12 Months Ended
Dec. 31, 2017
Transaction with JD.com, Inc. [Abstract]
Summary of the fair value about acquired intangible assets
	Amount	Estimated useful lives
Exclusive operation right of leisure travel channel	405,406	5 years
Preferred partnership of hotel and air ticket reservation service	1,431	5 years
Internet traffic support	139,358	5 years
Marketing support	114,020	5 years
Total consideration	660,215